BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2022
Basis Of Presentation

2. BASIS OF PRESENTATION

Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 – Interim Financial Reporting under International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). These unaudited condensed consolidated interim financial statements follow the same accounting policies and methods of application as the most recent annual audited consolidated financial statements of the Company. These unaudited condensed consolidated interim financial statements do not contain all of the information required for full annual consolidated financial statements. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s December 31, 2021, annual consolidated financial statements, which were prepared in accordance with IFRS as issued by the IASB.

These unaudited condensed consolidated interim financial statements are expressed in US dollars and have been prepared on a historical cost basis except for financial instruments that have been measured at fair value. In addition, these unaudited condensed consolidated interim financial statements have been prepared using the accrual basis of accounting on a going concern basis. The accounting policies set out below have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements as if the policies have always been in effect.

Significant Accounting Judgments and Estimates

The Company’s management makes judgments in its process of applying the Company’s accounting policies to the preparation of its unaudited condensed consolidated interim financial statements. In addition, the preparation of financial data requires that the Company’s management make assumptions and estimates of the impacts on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period from uncertain future events and on the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on historical experience and other factors that are considered to be relevant under the circumstances. Revisions to estimates and the resulting impacts on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The critical judgments and estimates applied in the preparation of the Company’s unaudited condensed consolidated interim financial statements for the nine months ended September 30, 2022, are consistent with those applied and disclosed in Note 2 to the Company’s audited consolidated financial statements for the year ended December 31, 2021.

Basis of Consolidation

The unaudited condensed consolidated interim financial statements include the accounts of the Company and its Mexican subsidiaries as follows:

Subsidiary	Ownership Interest	Jurisdiction	Nature of Operations
Oniva Silver and Gold Mines S.A. de C.V.	100%	Mexico	Mexican operations and administration
Nueva Vizcaya Mining, S.A. de C.V.	100%	Mexico	Mexican administration
Promotora Avino, S.A. de C.V. (“Promotora”)	79.09%	Mexico	Holding company
Compañía Minera Mexicana de Avino, S.A. de C.V. (“Avino Mexico”)	98.45% direct 1.22% indirect (Promotora) 99.67% effective	Mexico	Mining and exploration
La Luna Silver & Gold Mines Ltd.	100%	Canada	Holding company
La Preciosa Silver & Gold Mines Ltd.	100%	Canada	Holding company
Proyectos Mineros La Preciosa S.A. de C.V.	100%	Mexico	Mining and exploration
Cervantes LLP	100%	U.S.	Holding company

Intercompany balances and transactions, including unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the unaudited condensed consolidated interim financial statements.